Note 11 - Reconciliation of Income Tax Benefit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
U.S. federal statutory rate applied to pretax loss	$ (936,936)	$ (906,830)	$ (776,881)
Permanent differences	2,914	1,734	3,138
Research and development credits	67,901	26,648	14,047
Change in valuation allowance	866,121	878,448	759,696
Reported income tax expense	$ 0	$ 0	$ 0